Sep-29-05 02:58pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-124 P.002/002 F-753

Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

1-14642

05066491

RECD S.E.C.
SEP 2 9 2005
077

September 29, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ING Groep N.V., 6.125% ING Perpetual Debt Securities and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 29, 2005. Tentative listing date – October 3, 2005.

PROCESSED
OCT 0 3 2005
THOMSON
FINANCIAL

Sincerely,